Access Flex Bear High Yield ProFund Annual Fund Operating Expenses - Access Flex Bear High Yield ProFund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.59%
Expenses (as a percentage of Assets)	5.34%
Fee Waiver or Reimbursement	(3.56%)	[1]
Net Expenses (as a percentage of Assets)	1.78%
Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	4.59%
Expenses (as a percentage of Assets)	6.34%
Fee Waiver or Reimbursement	(3.56%)	[1]
Net Expenses (as a percentage of Assets)	2.78%

[1]	ProFund Advisors LLC (“ProFund Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.78% for Investor Class shares and 2.78% for Service Class shares through November 30, 2026. This agreement may not be terminated before that date without the approval of the Fund’s Board. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years subject to certain limitations.